EQUITY ACCOUNTED INVESTMENTS - Equity Method Investments, Valuation Techniques and Assumptions (Details) - Investments accounted for using equity method - property	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Discounted cash flow | Office
Disclosure of detailed information about investment property [line items]
Discount rate	7.40%	7.50%
Terminal capitalization rate	5.10%	5.20%
Investment horizon (yrs)	11 years	11 years
Discounted cash flow | Premier office and mixed-use complexes
Disclosure of detailed information about investment property [line items]
Discount rate	6.80%	6.70%
Number of properties	16	16
Discounted cash flow | Retail
Disclosure of detailed information about investment property [line items]
Discount rate	6.60%	6.60%
Terminal capitalization rate	5.00%	5.00%
Investment horizon (yrs)	10 years	10 years
Discounted cash flow | Core premier retail centers
Disclosure of detailed information about investment property [line items]
Discount rate	6.20%	6.20%
Number of properties	19	19
Discounted cash flow | LP Investments
Disclosure of detailed information about investment property [line items]
Discount rate	10.30%	9.70%
Terminal capitalization rate	7.30%	6.80%
Investment horizon (yrs)	7 years	8 years
Income approach | Multifamily
Disclosure of detailed information about investment property [line items]
Discount rate	5.10%	4.70%